MFO-Q1

Quarterly Report
January 31, 2026
MFS®  Income Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Aerospace & Defense – 1.4%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$2,017,654
Boeing Co., 6.528%, 5/01/2034	10,458,000	11,569,115
Boeing Co., 5.705%, 5/01/2040	24,359,000	24,900,783
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,562,496
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,731,717
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,775,378
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	32,303,550
TransDigm, Inc., 6.375%, 5/31/2033 (n)	5,000,000	5,090,060
		$112,950,753
Asset-Backed & Securitized – 26.6%
ACREC 2021-FL1 Ltd., “D”, FLR, 6.442% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,583,077
ACREC 2025-FL3 LLC, “B”, FLR, 5.616% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	4,984,975
ACREC 2025-FL3 LLC, “C”, FLR, 5.966% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,430,908
Acres PLC, 2026-FL4, “B”, FLR, 5.7% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)(w)	18,308,500	18,342,810
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	15,286	15,291
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	14,094,595	14,194,505
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	1,576,512	1,579,073
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.318% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,251,159
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,709,917	8,772,703
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	14,887,394	14,991,330
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	13,534,031	13,678,869
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	7,749,590	7,782,439
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	12,785,656	12,829,260
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.145% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	21,324,466	21,323,613
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.494% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	6,312,000	6,312,027
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.094% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,124,102
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 6.695% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	15,089,266
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.157% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	1,914,626	1,915,099
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.807% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,083,500	5,095,390
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.007% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	13,183,500	13,199,986
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.707% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,770,479
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 7.457% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,499,980
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.03% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	11,250,000	11,285,156
AREIT 2022-CRE6 Trust, “B”, FLR, 5.552% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,942,529
AREIT 2022-CRE6 Trust, “E”, FLR, 7.102% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,354,260
AREIT 2022-CRE7 LLC, “B”, FLR, 6.919% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,001,884
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.517% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,629,076
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	425,195	428,249
ARI Fleet Lease Trust, 2026-A, “A2”, 3.96%, 11/15/2034 (n)	5,359,000	5,363,118
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 5.571% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	10,440,000	10,441,482
Bain Capital Credit CLO Ltd., 2020-3A, “DRR”, FLR , 6.771% (SOFR - 3mo. + 3.1%), 10/23/2034 (n)	2,300,000	2,292,714
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	27,700,112	27,735,956
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 5.617% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	29,386,111	29,401,979
Bain Capital Credit CLO Ltd., 2022-2A, “CR”, FLR, 5.569% (SOFR - 3mo. + 1.9%), 4/22/2035 (n)	8,250,000	8,255,899
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.168% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	10,040,150
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	13,546,012	13,980,353
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.389% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	29,324	68,755
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	478,114
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.168%, 12/15/2055	3,226,076	3,446,011
BBCMS Mortgage Trust, 2025-C39, “A5”, 5.297%, 12/15/2058	7,368,421	7,598,101
BDS 2024-FL13 Ltd., “A”, FLR, 5.251% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,467,524
BDS 2024-FL13 Ltd., “AS”, FLR, 5.664% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,368,691
BDS 2025-FL 14 Ltd., “C”, FLR, 5.566% (SOFR - 1mo. + 1.8926%), 10/17/2042 (n)	20,000,000	19,903,349
BDS 2025-FL16 Ltd., “B”, FLR, 5.525% (SOFR - 1mo. + 1.85%), 7/19/2043 (n)	26,066,885	26,132,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	$1,000,000	$966,519
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,756,956
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,551,199
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,599,812
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.593%, 10/15/2058	9,866,814	10,212,654
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.421% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,018,507
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 5.869% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	19,000,000	19,012,236
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.521% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	19,501,672	19,538,238
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.071% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,525,505
BRSP 2026-FL3 Ltd., “C”, FLR, 5.8% (SOFR - 1mo. + 2.1%), 8/19/2043 (n)	14,516,000	14,516,000
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 6.507% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,973,843
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 5.775% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	14,108,464
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	2,052,133	2,122,130
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	12,286,198	12,363,501
BX Trust, 2025-BCAT, “A”, FLR, 5.06% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	12,266,046	12,281,378
BX Trust, 2025-BCAT, “C”, FLR, 5.58% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	7,263,799	7,277,412
BX Trust, 2025-BCAT, “D”, FLR, 6.33% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	8,106,131	8,133,982
BXMT 2021-FL4 Ltd., “B”, FLR, 5.342% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	2,091,807
Cathedral Lake VI Ltd., FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	6,214,659	6,214,609
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	5,933,854	6,001,187
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	8,265,493	8,319,599
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	5,038,995	5,094,744
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	12,173,773	12,223,950
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,187,466
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,486,339
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,842,486
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,261,360
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	30,112,500	30,781,910
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	3,984,878	4,021,218
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	917,264	9
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.122% (SOFR - 3mo. + 1.45%), 10/15/2037 (n)	7,250,000	7,260,686
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.418% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,520,908
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 5.979% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,007,076
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.568% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	3,600,000	3,603,564
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 5.639% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,072,545
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.337% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,138,000	2,146,635
Dwight 2025-FL1 Issuer LLC, FLR, 5.961% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	20,811,500	20,883,050
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	900,000	905,265
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,065,000	4,075,721
ELM Trust, 2024-ELM, “D15”, 6.897%, 6/10/2039 (n)	1,500,000	1,503,734
Empire District Bondco LLC, 4.943%, 1/01/2033	6,944,977	7,047,586
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	2,912,279	2,948,065
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	4,855,458	4,946,421
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	927,410
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	30,595	30,602
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	871,773	874,993
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.468% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	1,650,000	1,652,302
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,282,848
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.268% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	3,640,500	3,647,792
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	2,039,952
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.168% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	22,888,021	22,903,470
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.218% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,351,813
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 5.368% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	13,008,268
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	16,361,000	16,730,585
ILPT Commercial Mortgage Trust, 2025-LPF2, “C”, 5.829%, 7/13/2042 (n)	8,000,000	8,147,314
Invesco CLO 2022-2A Ltd., “BR”, 5.347%, 7/20/2035 (n)	18,489,484	18,492,054
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)(w)	11,161,000	11,161,000
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,355,135
KREF 2021-FL2 Ltd., “D”, FLR, 5.992% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,804,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “C”, FLR, 6.145% ((SOFR - 1mo. + 0.11448%) + 2.35%), 7/15/2036 (n)	$3,000,000	$2,993,604
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.517% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	26,501,500	26,501,466
LRECS 2025-CRE1 LLC, “B”, FLR, 5.675% (SOFR - 1mo. + 2%), 8/19/2043 (n)	23,587,830	23,605,068
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.668% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,047,070
Marble Point CLO, 2021-2A, “CR”, FLR, 5.718% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	11,846,154	11,871,635
MF1 2022-FL10 Ltd., “B”, FLR, 7.408% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,503,916
MF1 2022-FL8 Ltd., “A”, FLR, 5.023% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	4,358,514	4,355,856
MF1 2022-FL8 Ltd., “D”, FLR, 6.323% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,996,666
MF1 2022-FL8 Ltd., “E”, FLR, 6.823% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,466,707
MF1 2022-FL9 LLC, “B”, FLR, 6.823% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,002,541
MF1 2024-FL14 LLC, “B”, FLR, 6.364% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,224,428
MF1 2024-FL14 LLC, “C”, FLR, 6.964% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	13,925,765	13,953,115
MF1 2024-FL14 LLC, “D”, FLR, 8.513% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,512,506
MF1 2024-FL15 LLC, “B”, FLR, 6.166% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,115,409
MF1 2024-FL15 LLC, “C”, FLR, 6.615% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,409,219
MF1 2024-FL16 LLC, “B”, FLR, 5.817% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	14,900,000	14,974,507
MF1 2024-FL16 LLC, “C”, FLR, 6.217% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	17,880,000	17,969,429
MF1 2025-FL17 LLC, “B”, FLR, 5.467% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	15,924,499	15,933,242
MF1 2025-FL17 LLC, “C”, FLR, 5.767% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	23,122,222	23,134,824
MF1 2025-FL19 LLC, “AS”, FLR, 6.017% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	34,783,347	34,892,121
MF1 2025-FL19 LLC, “B”, FLR, 5.667% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	39,130,655	39,252,934
MF1 2025-FL20 LLC, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,009,000	15,046,560
MF1 2025-FL20 LLC, “B”, FLR, 5.625% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	5,000,000	5,012,510
MF1 2026-FL21 LLC, “AS”, FLR, 5.214% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)(w)	16,865,153	16,880,939
MF1 2026-FL21 LLC, “C”, FLR, 5.614% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)(w)	14,176,123	14,177,073
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.825% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	31,215,564	31,293,619
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	3,683,691	3,684,095
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	8,887,604	8,975,830
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	6,521,051	6,593,611
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	18,341,754	18,465,775
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	18,370,274	18,462,649
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,760,436
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,380,506
Neuberger Berman CLO Ltd., 2019-35A, “CRR”, FLR, 5.318% (SOFR - 3mo. + 1.65%), 1/19/2033 (n)	23,750,000	23,664,951
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 5.518% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,570,238
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	16,771,758	16,953,007
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	9,809,676	9,946,590
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.691% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,863,274
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	3,601,814	3,644,424
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	6,669,814	6,691,341
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	8,920,059	8,990,546
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	4,286,432	4,334,074
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	7,960,413	8,047,894
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	7,874,983	7,967,778
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	6,247,493	6,295,284
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	4,485,515	4,512,301
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	18,777,892	18,850,284
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	13,344,112	13,427,514
OBX Trust, 2025-NQM4, “A1”, 5.4%, 2/25/2055 (n)	19,280,768	19,466,775
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.522% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	15,000,000	15,008,205
OZLM Funding Ltd., 2012-2A, “BR4”, FLR, 5.417% (SOFR - 3mo. + 1.75%), 7/30/2037 (n)	14,200,000	14,225,532
OZLM Funding Ltd., 2012-2A, “C1R4”, FLR, 5.667% (SOFR - 3mo. + 2%), 7/30/2037 (n)	9,000,000	9,011,187
OZLM Ltd., 2017-21A, “BR”, FLR, 5.568% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,540,535
Palmer Square Loan Funding 2025-1A Ltd., “C”, FLR, 6.102% (SOFR - 3mo. + 2.25%), 2/15/2033 (n)	8,875,000	8,876,455
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.468% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	30,959,594	31,006,033
Park Avenue Institutional Advisers CLO Ltd., 2019-2, FLR, 7.063% (SOFR - 3mo. + 3.4%), 10/15/2034 (n)	12,709,220	12,722,488
PFP III 2026-13 B Ltd., “B”, FLR, 5.6% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	6,513,500	6,539,876
PFP III 2024-11 Ltd., “AS”, FLR, 5.862% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,380,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.047% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	$12,300,193	$12,350,301
PMT Loan Trust, 2025-INV4, “A9”, 5.5%, 3/25/2056 (n)	19,377,161	19,476,745
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.889% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	7,536,065	7,535,539
PMT Loan Trust, 2026-INV1, “A36”, FLR, 5.028% (SOFR - 1mo. + 1.3%), 1/25/2057 (n)	14,900,000	14,900,003
PRM Trust, 2025-PRM6, “C”, 5.008%, 7/05/2033 (n)	3,740,000	3,743,929
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	21,392,281	21,548,025
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	35,896,846	36,005,341
Rockford Tower CLO 2020-1A Ltd., “CRR”, FLR, 5.568% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	12,017,136
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	9,335,000	9,357,102
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.322% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,715,207
SHR Trust, 2024-LXRY, “B”, FLR, 6.13% (SOFR - 1mo. + 2.45%), 10/15/2041 (n)	24,740,364	24,786,752
Starwood Commercial Mortgage, 2021-FL2, “D”, 6.592%, 4/18/2038 (n)	3,000,000	3,005,137
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 6.457% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,726,870
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	10,535,109	10,576,763
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,667,625	3,718,993
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	892,125	913,719
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	38,857,085	38,439,162
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	22,462,602	22,349,060
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.625% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	16,724,537	16,724,514
Trinitas CLO Ltd., 2017-6A, “C1R4”, FLR, 5.668% (SOFR - 3mo. + 2%), 1/25/2034 (n)	11,414,634	11,424,827
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.719% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	27,250,000	27,266,241
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,042,824
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 5.922% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	29,305,532	29,308,638
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	4,645,817	4,675,219
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	2,905,153	2,934,303
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	3,254,427	3,279,835
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	8,326,030	8,368,801
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,982,067	2,999,925
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.234% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,750,086
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.229% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	1,003,139
Voya CLO 2016-1A Ltd., “BR”, FLR, 5.729% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,920,159
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,733,472
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,443,960
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,473,164
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,500,339
		$2,126,200,942
Automotive – 1.1%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$7,913,000	$8,101,388
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	22,999,000	23,773,693
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,897,444
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,114,840
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,638,346
LKQ Corp., 6.25%, 6/15/2033	15,577,000	16,301,460
Wabash National Corp., 4.5%, 10/15/2028 (n)	22,233,000	20,690,886
		$87,518,057
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$12,025,112
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,859,217
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	29,485,000	29,223,755
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	14,272,000	14,294,264
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	29,337,000	30,514,550
Jefferies Financial Group Inc., 5.5%, 2/15/2036	47,674,000	47,059,831
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,780,977
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	7,199,040
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	24,155,657
LPL Holdings, Inc., 5.75%, 6/15/2035	14,916,000	15,322,104
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	27,383,000	28,448,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Nomura Holdings, Inc. , 5.043%, 6/10/2036	$29,000,000	$28,803,562
		$250,686,651
Building – 1.1%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,260,000	$5,281,992
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	16,455,000	16,735,229
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	16,455,000	16,766,213
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	24,402,699
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	24,193,000	25,090,358
		$88,276,491
Business Services – 0.2%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$3,312,288
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,571,436
		$12,883,724
Cable TV – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$21,300,000	$20,018,611
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	9,000,000	7,602,215
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	10,000,000	9,411,793
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	4,623,000	3,795,628
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,191,036
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,566,192
VZ Secured Financing B.V., 5%, 1/15/2032 (n)	24,183,000	21,836,231
		$65,421,706
Chemicals – 0.2%
Chemours Co., 5.75%, 11/15/2028 (n)	$9,940,000	$9,857,644
Chemours Co., 8%, 1/15/2033 (n)	9,940,000	9,966,182
		$19,823,826
Computer Software – 0.2%
Oracle Corp., 5.2%, 9/26/2035	$9,669,000	$9,214,516
Oracle Corp., 5.95%, 9/26/2055	7,137,000	6,293,218
		$15,507,734
Conglomerates – 0.8%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$9,324,000	$9,722,366
Regal Rexnord Corp., 6.3%, 2/15/2030	14,247,000	15,105,632
Regal Rexnord Corp., 6.4%, 4/15/2033	26,527,000	28,347,469
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	7,534,000	7,633,539
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	6,667,000	6,972,875
		$67,781,881
Consumer Services – 0.5%
CBRE Group, Inc., 5.95%, 8/15/2034	$26,397,000	$28,093,382
CBRE Services, Inc., 4.8%, 6/15/2030	9,970,000	10,113,560
		$38,206,942
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$23,547,000	$24,522,862
Electronics – 0.2%
Broadcom, Inc., 4.8%, 2/15/2036	$17,745,000	$17,516,099

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.4%
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$11,687,000	$12,506,747
Petroleos Mexicanos, 5.95%, 1/28/2031		11,050,000	10,779,397
Sonangol Finance Ltd., 10%, 1/29/2031 (n)		10,000,000	9,880,400
			$33,166,544
Emerging Market Sovereign – 2.5%
Arab Republic of Egypt, 7.3%, 9/30/2033		$19,120,000	$19,219,223
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		14,939,000	15,175,335
Federal Republic of Nigeria, 7.375%, 9/28/2033		16,631,000	16,802,324
Republic of Angola, 8%, 11/26/2029		12,805,000	12,558,707
Republic of Argentina, 5%, 1/09/2038		15,397,000	12,386,887
Republic of Colombia, 6.5%, 1/21/2033		16,091,000	15,937,331
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		18,280,000	19,507,641
Republic of Romania, 6.625%, 5/16/2036 (n)		22,360,000	23,397,982
Republic of Serbia, 6%, 6/12/2034 (n)		9,377,000	9,726,019
Republic of South Africa, 7.1%, 11/19/2036		22,180,000	23,507,742
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	9,770,547
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,513,726
United Mexican States, 6.875%, 5/13/2037		13,848,000	14,640,798
			$199,144,262
Energy - Independent – 1.2%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		$15,869,000	$15,916,691
Occidental Petroleum Corp., 6.625%, 9/01/2030		14,500,000	15,590,820
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,436,515
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		34,136,000	37,395,544
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		19,035,000	19,088,712
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		4,739,000	4,547,213
			$98,975,495
Energy - Integrated – 0.5%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$10,613,850
Eni S.p.A., 5.5%, 5/15/2034 (n)		25,000,000	25,838,890
			$36,452,740
Entertainment – 0.6%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		$24,750,000	$25,363,948
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		23,410,000	23,921,345
			$49,285,293
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$7,136,284
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,625,994
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,319,370
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	9,653,335
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,241,949
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		3,124,000	3,281,662
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		11,500,000	12,296,925
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		16,211,000	16,603,924
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		16,582,000	17,074,953
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)		20,000,000	20,570,858
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		25,878,000	25,790,019
			$122,595,273
Food & Beverages – 1.5%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$955,000	$899,267
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)		10,000,000	9,695,810
Constellation Brands, Inc., 4.8%, 5/01/2030		5,870,000	5,972,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	$19,843,000	$20,851,818
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	16,415,000	17,130,037
Performance Food Group Co., 6.125%, 9/15/2032 (n)	27,813,000	28,565,563
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	16,000,000	15,624,190
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	18,492,000	18,624,329
		$117,363,596
Forest & Paper Products – 0.2%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035	$12,000,000	$12,348,454
Gaming & Lodging – 0.4%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$10,681,000	$10,935,348
Marriott International, Inc., 2.85%, 4/15/2031	654,000	606,941
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,962,032
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	14,373,000	14,568,741
		$30,073,062
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$31,306,000	$32,210,715
Insurance – 1.4%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,804,091
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	404,532
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,146,520
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,981,138
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	14,368,000	14,927,892
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,487,864
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	14,405,000	15,129,024
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	9,681,000	10,357,654
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	35,679,652
		$111,918,367
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,548,657
Insurance - Property & Casualty – 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$16,295,955
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	13,000,000	12,958,884
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,391,230
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	10,995,474
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,396,904
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	15,116,646
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,799,360
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,084,769
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	23,133,420
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,641,091
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	427,235
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,918,726
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	12,085,080
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	18,722,000	19,496,926
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,616,493
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,843,866
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,492,516
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	23,572,000	24,277,416
		$216,971,991
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$26,291,000	$26,978,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,953,415
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$21,335,169
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	13,444,879
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,901,260
		$44,681,308
Major Banks – 5.9%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$9,602,520
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	581,749
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,459,637
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	3,059,574
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,789,344
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	19,835,000	20,508,725
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,492,151
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	15,000,000	15,267,761
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,828,252
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	16,035,660
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,850,523
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,700,163
Capital One Financial Corp., 6.7%, 11/29/2032	22,683,000	25,032,006
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,558,553
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	23,610,721
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,952,525
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	33,948,000	34,679,791
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,830,071
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,185,748
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,335,099
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	10,143,788
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	6,050,136
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	4,052,318
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,088,474
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	535,376
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,049,011
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	684,226
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,668,354
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	18,260,632
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	10,041,130
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,851,436
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,767,124
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	10,118,484
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	15,381,153
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,696,843
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	15,361,516
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	7,208,452
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	26,711,821
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,174,899
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,452,576
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,809,688
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,507,943
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,293,489
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	23,491,000	23,875,172
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,621,150
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,448,665
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	5,154,002
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	24,309,484
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,779,698
		$469,457,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,306,794
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,068,166
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,044,977
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	3,153,000	3,201,922
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	573,435
UC Health LLC, BAM, 5.858%, 8/01/2035	14,516,000	15,088,548
		$33,283,842
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$9,067,000	$8,382,621
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	21,236,347
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,343,715
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	17,883,000	17,278,557
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	7,322,634
Rio Tinto Finance (USA) PLC, 5.25%, 3/14/2035	19,224,000	19,763,937
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	13,461,139	13,513,880
		$92,841,691
Midstream – 3.0%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$25,910,084
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	10,367,866
DCP Midstream Operating LP, 3.25%, 2/15/2032	26,264,000	24,174,744
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,290,744
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,844,596
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,650,984
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,448,674
Energy Transfer LP, 5.35%, 1/15/2036	27,836,000	27,805,942
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,951,049
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,624,704
Plains All American Pipeline LP, 5.6%, 1/15/2036	6,094,000	6,182,796
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	14,256,158
Targa Resources Corp., 5.4%, 7/30/2036	22,698,000	22,736,967
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,713,908
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	9,122,336
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,933,302
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	34,335,000	34,547,740
		$236,562,594
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$3,967	$4,102
Fannie Mae, 3%, 2/25/2033 (i)	114,098	7,585
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	14,784	15,331
Fannie Mae, 6%, 11/01/2034	48,157	50,123
Freddie Mac, 1.11%, 6/25/2030 (i)	31,689,209	1,305,481
Ginnie Mae, 3%, 9/20/2047	66,625	60,886
		$1,443,508
Municipals – 0.9%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,846,206
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,905,466
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	989,592
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	323,988
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,127,396
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,431,058
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	5,220,000	5,376,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	$29,895,000	$31,523,599
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,308,000	8,254,246
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,516,078
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,182,719
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	12,115,000	12,235,078
		$75,711,485
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,739,870
Network & Telecom – 0.4%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$27,923,000	$28,844,871
Oils – 0.2%
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	$17,983,000	$13,945,817
Other Banks & Diversified Financials – 0.8%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	$8,553,000	$9,508,045
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	11,356,334
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	8,218,735
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,675,782
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,619,346
		$67,378,242
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,517,510
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	26,549,913
		$30,067,423
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$9,390,526
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,986,734
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	14,172,455
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,325,502
Boston Properties LP, REIT, 5.75%, 1/15/2035	21,600,000	22,105,078
Vornado Realty LP, 5.75%, 2/01/2033	32,306,000	32,675,314
		$95,655,609
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$29,162,000	$29,697,487
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$6,985,442
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,631,450
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,606,412
STORE Capital Corp., REIT, 2.7%, 12/01/2031	3,000,000	2,655,173
		$43,878,477
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,070,103
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	25,474,062
AutoNation, Inc., 5.89%, 3/15/2035	36,027,000	37,436,563
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)	28,332,826	31,175,754
		$96,156,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$15,775,663
PetSmart LLC / PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	19,526,000	20,023,152
		$35,798,815
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$20,553,400
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,281,024
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,131,560
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,631,379
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,337,633
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,443,663
		$45,378,659
Tobacco – 0.9%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,861,377
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,422,351
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,912,754
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	19,850,000	21,114,968
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,953,422
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,244,468
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,517,002
		$70,026,342
Transportation - Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$307,000	$306,322
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	739,971
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	216,381
Triton International Ltd., 5.15%, 2/15/2033	15,280,000	15,210,024
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	11,298,000	12,281,983
		$28,754,681
U.S. Treasury Obligations – 27.3%
U.S. Treasury Bonds, 4%, 11/15/2042	$63,099,000	$57,587,697
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,281,270
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	134,602,740
U.S. Treasury Bonds, 4.75%, 11/15/2043	198,700,000	197,892,781
U.S. Treasury Bonds, 4.5%, 2/15/2044	253,875,000	244,721,616
U.S. Treasury Bonds, 4.625%, 11/15/2044	20,350,000	19,855,558
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,399,987
U.S. Treasury Bonds, 4.75%, 2/15/2045	157,000,000	155,540,390
U.S. Treasury Bonds, 4.875%, 8/15/2045	114,250,000	114,910,508
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	7,812,164
U.S. Treasury Bonds, 2.25%, 2/15/2052	162,300,000	98,071,043
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	37,531,987
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	131,007,023
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	46,399,707
U.S. Treasury Bonds, 4.25%, 2/15/2054	168,300,000	151,397,683
U.S. Treasury Bonds, 4.5%, 11/15/2054	109,100,000	102,353,699
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	153,000,000	151,177,149
U.S. Treasury Notes, 4.5%, 4/15/2027	141,400,000	142,968,656
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	83,183,976
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	181,252,500
U.S. Treasury Notes, 4.25%, 6/30/2029	67,600,000	68,870,140
U.S. Treasury Notes, 3.875%, 4/30/2030	33,000,000	33,165,000
		$2,175,983,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.5%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$34,169,000	$39,282,282
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,791,017
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	323,941
Jersey Central Power & Light Co., 5.1%, 1/15/2035	5,768,000	5,843,716
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,164,100
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	800,820
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,332,899
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,529,861
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	2,040,986
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	15,538,000	16,822,216
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	10,000,000	9,909,075
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	19,050,000	19,657,390
		$119,498,303
Utilities - Gas – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$20,040,168
Total Bonds		$7,885,110,734
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.73% (v)	136,196,463	$136,223,702

Other Assets, Less Liabilities – (0.5)%		(38,563,831)
Net Assets – 100.0%		$7,982,770,605

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $136,223,702 and
$7,885,110,734, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,467,143,260, representing 43.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	10,059,261	EUR	8,597,343	Barclays Bank PLC	4/17/2026	$(167,421)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	518	$59,132,938	March – 2026	$959,181
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	3,993	$832,509,307	March – 2026	$(1,799,693)
U.S. Treasury Note 5 yr	Long	USD	3,837	417,963,213	March – 2026	(2,494,192)
						$(4,293,885)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $9,424,479 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,175,983,274	$—	$2,175,983,274
Non - U.S. Sovereign Debt	—	236,264,221	—	236,264,221
Municipal Bonds	—	75,711,485	—	75,711,485
U.S. Corporate Bonds	—	2,243,648,924	—	2,243,648,924
Residential Mortgage-Backed Securities	—	398,817,525	—	398,817,525
Commercial Mortgage-Backed Securities	—	332,940,278	—	332,940,278
Asset-Backed Securities (including CDOs)	—	1,395,886,647	—	1,395,886,647
Foreign Bonds	—	1,025,858,380	—	1,025,858,380
Investment Companies	136,223,702	—	—	136,223,702
Total	$136,223,702	$7,885,110,734	$—	$8,021,334,436
Other Financial Instruments
Futures Contracts – Assets	$959,181	$—	$—	$959,181
Futures Contracts – Liabilities	(4,293,885)	—	—	(4,293,885)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(167,421)	—	(167,421)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,284,754	$508,168,897	$483,233,513	$1,266	$2,298	$136,223,702

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,179,797	$—